Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

VIA EDGAR	December 17, 2004

Re:	PanAmSat Holding Corporation

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

On behalf of PanAmSat Holding Corporation, a Delaware corporation (the “Issuer”) we hereby submit for filing by direct electronic transmission under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement on Form S-4 (the “S-4 Registration Statement”), together with certain exhibits thereto, relating to the Issuer’s offer to exchange an aggregate of $416,000,000 in principal amount at maturity of its 10 3/8% Senior Discount Notes Due 2014 (the “Exchange Notes”) for its outstanding 10 3/8% Senior Discount Notes Due 2014 (the “Outstanding Notes”), which were offered and sold earlier this year in reliance upon Rule 144A and Regulation S under the Securities Act.

The Registrants are registering the exchange offer on the S-4 Registration Statement in reliance on the position of the Securities and Exchange Commission (the “Commission”) enunciated in Exxon Capital Holdings Corporation, available April 13, 1989 (“Exxon Capital”), Morgan Stanley & Co., Incorporated, available June 5, 1991, regarding resales and Shearman & Sterling, available July 2, 1993 (with respect to the participation of broker-dealers.)  The Registrants have further authorized us to include the following representation to the Staff of the Commission:

The Registrant has not entered into any arrangement or understanding with any person to distribute the Exchange Notes and, to the best of the Registrant’s information and belief without independent investigation, each person participating in the exchange offer is acquiring the Exchange Notes in its ordinary course of business and is not engaged in, does not intend to engage in, and has no arrangement or understanding with any person to participate in the distribution of the Exchange Notes.  In this regard, the Registrant has disclosed to each person participating in the exchange offer that if such person is participating in the exchange offer for the purpose of distributing the Exchange Notes, such person (i) could not rely on the staff position enunciated in Exxon Capital or interpretive letters to similar effect and (ii) must comply with registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction.  The Registrant acknowledges that such a secondary resale transaction by such person participating in the exchange offer for the purpose of distributing the Exchange Notes should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

No broker-dealer has entered into any arrangement or understanding with the Registrant or an affiliate of the Registrant to distribute the exchange notes.  The Registrant will disclose to each person participating in the exchange offer (through the exchange offer prospectus) that any broker-dealer who receives the exchange notes for its own account pursuant to the applicable exchange offer may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those exchange notes.  The Registrants will also include in the letter of transmittal to be executed by each holder participating in the exchange offer that each broker-dealer that receives the exchange notes for its own account pursuant to the exchange offer must acknowledge that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those exchange notes and that by so acknowledging and delivering a prospectus, the broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

The filing fee for the S-4 Registration Statement in the amount of $48,963.20 has previously been deposited by wire transfer of same day funds to the Commission’s account at Mellon Bank.

Please acknowledge receipt of the filing via electronic mail.

If you have any questions on the above-referenced S-4 Registration Statement, please contact Joseph Kaufman at (212) 455-2948 or Dan Kamensky at (212) 455-2207.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP
SIMPSON THACHER & BARTLETT LLP

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